Derivative and Other Fair Value Instruments (Details 5) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Assets
Derivatives	$ 15,797	$ 28,816
Supplemental Executive Retirement Plan	58,132	61,090
Available-for-Sale Investment Securities	1,194	26,138
Total	75,123	116,044
Liabilities
Derivatives	39,078	3,577
Supplemental Executive Retirement Plan	58,132	61,090
Total	97,210	64,667
Redeemable Noncontrolling Interests - Operating Partnership	383,540	258,280
Quoted Priced in Active Markets for Identical Assets (Level 1) [Member]
Assets
Derivatives	0	0
Supplemental Executive Retirement Plan	58,132	61,090
Available-for-Sale Investment Securities	1,194	1,045
Total	59,326	62,135
Quoted Priced in Active Markets for Identical Assets (Level 1) [Member]
Liabilities
Derivatives	0	0
Supplemental Executive Retirement Plan	58,132	61,090
Total	58,132	61,090
Redeemable Noncontrolling Interests - Operating Partnership	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets
Derivatives	15,797	28,816
Supplemental Executive Retirement Plan	0	0
Available-for-Sale Investment Securities	0	25,093
Total	15,797	53,909
Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Derivatives	(39,078)	(3,577)
Supplemental Executive Retirement Plan	0	0
Total	39,078	3,577
Redeemable Noncontrolling Interests - Operating Partnership	383,540	258,280
Significant Unobservable Inputs (Level 3) [Member]
Assets
Derivatives	0	0
Supplemental Executive Retirement Plan	0	0
Available-for-Sale Investment Securities	0	0
Total	0	0
Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Derivatives	0	0
Supplemental Executive Retirement Plan	0	0
Total	0	0
Redeemable Noncontrolling Interests - Operating Partnership	$ 0	$ 0